Note A - Summary of Significant Accounting Policies - Composition of Loan Portfolio (Details)	Dec. 31, 2016	Dec. 31, 2015
% Total Loans	100.00%	100.00%
Residential Portfolio Segment [Member]
% Total Loans	38.92%	38.22%
Commercial Real Estate Portfolio Segment [Member]
% Total Loans	29.12%	28.90%
Consumer Portfolio Segment [Member]
% Total Loans	18.27%	18.89%
Commercial Portfolio Segment [Member]
% Total Loans	13.69%	13.99%